Accounts Receivable and Allowance for Credit Losses - Allowance For Doubtful Accounts Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at Beginning of Period	$ 12,334	$ 13,145	$ 11,716
Changes to Costs and Expenses	4,319	653	3,582
Write-Offs Charged to Allowance	(2,441)	(946)	(2,187)
Exchange Rate Changes and Other Adjustments	(685)	(518)	34
Balance at End of Period	$ 13,527	$ 12,334	$ 13,145